General	12 Months Ended
Dec. 31, 2020
Disclosureof General Explanatory [Abstract]
General

NOTE 1 - GENERAL:

a.	Medigus Ltd. (the “Company” or “Medigus”) was incorporated in Israel on December 9, 1999.

On July 24, 2007, the Company established a wholly owned subsidiary, MEDIGUS USA LLC (or “Medigus USA”), in the State of Delaware, USA.

Medigus USA did bot engage in any business activities until October 2013.

On October 1, 2013, the Company and Medigus USA entered into an inter-company agreement whereby the Medigus USA provides services to the Company in consideration for a reimbursement of its costs plus a reasonable premium. In February 2019, Medigus USA ceased its operations.

On January 3, 2019, the Company established a wholly owned subsidiary in Israel under the name ScoutCam Ltd. (“ScoutCam”). ScoutCam was incorporated as part of a reorganization of the Company aimed at distinguishing the Company’s miniaturized imaging business, or the micro ScoutCam™ portfolio, from the other operations of the Company and to enable the Company to form a separate business unit with dedicated resources focused on the promotion of such technology.

ScoutCam is engaged in the development, production and marketing of innovative miniaturized imaging equipment known as micro ScoutCam™ portfolio for use in medical procedures as well as various industrial applications.

In addition, ScoutCam used the technological platform it developed for the purpose of additional special systems and products that are suitable for both medical and industrial applications.

On September 16, 2019, ScoutCam entered into a Securities Exchange Agreement (the “Exchange Agreement”), with ScoutCam Inc., formerly known as Intellisense Solutions .. (“Intellisense”) and the Company, Pursuant to the Exchange Agreement the Company assigned, transferred and delivered 100% of its holdings in ScoutCam Ltd. to ScoutCam Inc., in exchange for a consideration consisting of shares of ScoutCam’s Inc. common stock representing 60% of the issued and outstanding share capital of ScoutCam Inc. immediately upon the closing of the Exchange Agreement (the “Closing”). For additional information, see note 3.

On January 13, 2020, together with the Company’s advisor Mr. Kfir Zilberman the Company formed a subsidiary in Delaware, of which the Company holds 90% of the stock capital, under the name GERD IP, Inc. (“GERD IP”). GERD IP was incorporated in accordance with the Company’s efforts to reorganize its assets and increase asset and organizational efficiencies.

On April 19, 2020, The Company entered an Asset Transfer Agreement, effective January 20, 2020, with a majority owned subsidiary GERD IP. Pursuant to the Asset Transfer Agreement, the Company transferred certain of its patents in consideration for seven (7) capital notes issued to the Company by GERD IP, of $2,000,000 each. The Principal Amount shall bear no interest or any linkage to any index and shall become due after January 20, 2025, the repayment shall be made in US dollars. The Capital notes shall not grant the Company any rights in the share capital of Gerd IP such as voting rights, other consensual rights, and similar rights attached to the shares issued by Gerd IP, to the Company.

On October 14, 2020, the Company signed a share purchase agreement and a revolving loan agreement with Eventer technology Ltd. (“Eventer”), a technology company engaged in the development of tools for automatic creation, management, promotion, and billing of events and ticketing sales. Pursuant to the share purchase agreement, the Company invested $750 thousand and were issued an aggregate of 325,270 ordinary shares of Eventer, representing 58.7% of the issued and outstanding share capital (50.01% of Eventer’s issued and outstanding share capital on a fully diluted basis).

“Group” - the Company together with, Medigus USA, ScoutCam Inc., GERD IP and Eventer.

“Subsidiaries” – Entities under the control of the Company.

As of December 31, 2020, the Company own a minority stake in Gix Internet Ltd. (formerly “Algomizer”) and its subsidiary Linkury Ltd., which operates in the field of software development, marketing and distribution to internet users. For additional information, see note 3.

As of December 31, 2020, the Company also owns 24.92% of Matomy Media Group Ltd., 19.9% of Polyrizon Ltd. and 0.8% of Safe Foods, Inc.

The Company has previously engaged in the development, production and marketing of the Medigus Ultrasonic Surgical Endostapler (MUSE) (hereinafter - “MUSE”) endoscopy system, an FDA approved system, for the treatment of gastroesophageal reflux disease (hereinafter - “GERD”). The Company is no longer maintaining efforts to commercialize the MUSE System and rather are pursuing potential opportunities to sell or grant a license for the use of the Company’s MUSE technology.

On June 3, 2019, the Company entered into a Licensing and Sale Agreement with Shanghai Golden Grand-Medical Instruments Ltd. (hereinafter “Golden Grand”) for the know-how licensing and sale of goods relating to MUSE system in China, Hong Kong, Taiwan and Macao. Under the agreement, the Company committed to provide a license, training services and goods to Golden Grand in consideration for USD 3 million to be paid to the Company in four milestones-based installments. The final milestone and the final installment shall be completed and paid upon the completion of a MUSE assembly line in China (see note 15c). The Company is examining additional potential opportunities to sale MUSE to other territories.

The Company’s ordinary shares were listed on the Tel Aviv Stock Exchange Ltd. (hereinafter - “TASE”) and, as of May 20, 2015, the Company’s American Depository Shares (hereinafter – “ADSs”) evidenced by American Depositary Receipts (hereinafter – “ADRs”) are listed on the Nasdaq Capital Market. The Company’s depositary agent for the ADR program is The Bank of New York Mellon. the Company’s Series C Warrants have been traded on Nasdaq Capital Market since July 2018. On January 25, 2021, the Company voluntarily delisted its shares from trading on the TASE.

b.	During the year ended December 31, 2019, the Group incurred a total comprehensive loss of approximately USD 14.2 million and a negative cash flows from operating activities of approximately USD 2.7 million. Furthermore, in the recent years the Group has suffered recurring losses from operations, negative cash flows from operating activities and has an accumulated deficit as of December 31, 2019. Management has initiated a plan to reduce operating expenses and plans to continue to fund its operations primarily through utilization of its financial resources. As a result, as of December 31, 2019 there was a substantial doubt about the Group’s ability to continue as a going concern. As of December 31, 2019 the consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

During the year ended December 31, 2020, the Group incurred a total comprehensive loss of approximately USD 6.9 million and a negative cash flows from operating activities of approximately USD 2.7 million.

The Group has incurred operating losses since its incorporation. As of December 31, 2020, the Group had an accumulated deficit of approximately USD 81 million as a result of recurring operating losses. As of the approval date of the financial statements, the Company had USD 35.3 million in cash and cash equivalent. The Group anticipates that its cash will provide sufficient liquidity for more than a twelve-month period from May 13, 2021.

c.	Effect of coronavirus

The COVID-19 pandemic, including the efforts to combat it, has had and may continue to have a widespread effect on the Company business. In response to the pandemic, public health authorities and local and national governments have implemented measures that have and may continue to impact the Company’s business, including voluntary or mandatory quarantines, restrictions on travel and orders to limit the activities of non-essential workforce personnel. As of the date of this annual report, the COVID-19 (coronavirus) pandemic had made a significant impact on global economic activity, with governments around the world, including Israel, having closed office spaces, public transportation and schools, and restricting travel. These closures and restrictions, if continued for a sustained period, could trigger a global recession that could negatively impact the Company’s business in a material manner. the Company is actively monitoring the pandemic and the Company is taking any necessary measures to respond to the situation in cooperation with the various stakeholders.

In light of the evolving nature of the pandemic and the uncertainty it has produced around the world, the Company does not believe it is possible to precisely predict the pandemic’s cumulative and ultimate impact on the Company’s future business operations, liquidity, financial condition and results of operations. For example, travel restrictions have adversely affected the Company’s ability to timely achieve certain milestones included in the Company Agreement with Golden Grand and has delayed the recognition of revenues deriving therefrom. These travel restrictions have also impacted the Group sales and marketing efforts and those of the Company subsidiaries. In addition, a substantial portion of Eventer’s business relates to leisure event management, the scope of which was greatly reduced as a result of governmental policies and measures tailored to address to spread of COVID-19. To the extent that these measures remain in place, Eventer’s business and result of operations could be harmed.

The extent of the impact of the pandemic on the Company business and financial results will depend largely on future developments, including the duration of the spread of the outbreak and any future “waves” of the outbreak, globally and specifically within Israel and the United States. In addition, the extent of the impact on capital and financial markets, foreign currencies exchange and governmental or regulatory orders that impact the Company business are highly uncertain and cannot be predicted. If economic conditions generally or in the industries in which the Company operate specifically, worsen from present levels, the Company results of operations could be adversely affected and the Company financial condition will depend on future developments that are highly uncertain and cannot be predicted, including new government actions or restrictions, new information that may emerge concerning the severity, longevity and impact of the COVID-19 pandemic on economic activity.

Additionally, concerns over the economic impact of the pandemic have caused extreme volatility in financial markets, which has adversely impacted and may continue to adversely impact the Company share price and the Company ability to access capital markets. To the extent the pandemic or any worsening of the global business and economic environment as a result adversely affects the Company business and financial results, it may also have the effect of heightening many of the other risks described in this annual report.